General Information - Subsidiaries That Were Excluded From Consolidation (Detail)	12 Months Ended
Dec. 31, 2021
POSCO E&C Mongolia [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2021-01
Reason	Liquidation
Suncheon Eco Trans Co., Ltd [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2021-05
Reason	Loss of Control due to filing for bankruptcy
POSCO AMERICA COMERCIALIZADORA S DE RL DE CV [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2021-07
Reason	Merged into POSCO INTERNATIONAL MEXICO S.A. de C.V
DAESAN (CAMBODIA) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2021-10
Reason	Liquidation
POSCO(Guangdong) Automotive Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2021-12
Reason	Loss of Control due to contributing interests into HBIS-POSCO Automotive Steel Co. Ltd
POSCO INTERNATIONAL POWER (PNGPOM) LTD. [Member]
Disclosure of subsidiaries [line items]
Date of exclusion	2021-12
Reason	Liquidation